Restructuring and Related Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 5,568	$ 5,632	$ 1,597
Restructuring Cost and Reserve [Line Items]
Restructuring charges	5,568	5,632	$ 1,597
Accrued Liabilities
Restructuring and Related Activities [Abstract]
Restructuring Reserve	1,000	900
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve	$ 1,000	900
Other Noncurrent Liabilities
Restructuring and Related Activities [Abstract]
Restructuring Reserve		600
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve		$ 600